Cash Flow Information - Reconciliation of Liabilities Arising from Financing Activities (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	CAD 906.1
Statement of Cash Flows, Proceeds	259.4
Statement of Cash Flows, Repayments or Payments	(530.6)
Non-cash Changes, Other	58.2
Ending balance	693.1
Finance lease obligations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	23.1
Statement of Cash Flows, Repayments or Payments	(12.7)
Non-cash Changes, Foreign Exchange	(0.1)
Non-cash Changes, Other	0.1
Ending balance	10.4
Dividends to shareholders [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12.8
Statement of Cash Flows, Repayments or Payments	(55.5)
Non-cash Changes, Other	57.0
Ending balance	14.3
Revolving credit facilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	416.1
Statement of Cash Flows, Proceeds	259.4
Statement of Cash Flows, Repayments or Payments	(462.4)
Non-cash Changes, Foreign Exchange	(3.2)
Ending balance	209.9
Term loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	454.1
Non-cash Changes, Foreign Exchange	3.3
Non-cash Changes, Other	1.1
Ending balance	CAD 458.5